Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Average employees over year	102,563	107,776	113,182
Employees at year-end	103,651	104,150	112,797
Percentage of female employees	39.00%	38.00%
Telefonica Tech UK Limited
Disclosure of operating segments [line items]
Average employees over year	609
Incremental
Disclosure of operating segments [line items]
Average employees over year	330
BE-terna
Disclosure of operating segments [line items]
Average employees over year	954
Operating segments
Disclosure of operating segments [line items]
Number of employees with disabilities	1,482	1,128
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	21,099	22,872	22,992
Employees at year-end	20,947	22,976	22,978
Number of employees with disabilities	314	267
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Average employees over year	0	2,884	6,501
Employees at year-end	0	0	6,318
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	7,029	7,375	7,770
Employees at year-end	7,099	7,056	7,701
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	34,275	33,987	33,938
Employees at year-end	34,846	34,343	33,828
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Average employees over year	30,232	31,806	33,872
Employees at year-end	29,994	30,717	33,506
Other companies | Operating segments
Disclosure of operating segments [line items]
Average employees over year	9,928	8,852	8,109
Employees at year-end	10,765	9,058	8,466